Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Interest and Finance Costs
Interest and Finance Costs

10. Interest and Finance Costs:

The amounts in the unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended
	June 30,
	2024	2023
Interest expense (Note 5)	$17,590	$18,610
Amortization of deferred financing fees	734	862
Other	77	77
Total	$18,401	$19,549